COMMITMENTS AND CONTINGENT LIABILITIES - Narrative (Details) - USD ($)		12 Months Ended
	Dec. 16, 2022	Dec. 31, 2024	Dec. 31, 2023
Other Commitments [Line Items]
Long-term guarantee issued by bank		$ 2,510,000
OSR Group
Other Commitments [Line Items]
Loss contingency		0	$ 0
OSR Group | Monetary Damages
Other Commitments [Line Items]
Damages sought	$ 2,600,000,000
OSR Group | Exemplary Damages
Other Commitments [Line Items]
Damages sought	$ 5,200,000,000
Royalty | IIA
Other Commitments [Line Items]
Remaining contingent obligation of royalties		741,000
Royalty | BIRD
Other Commitments [Line Items]
Remaining contingent obligation of royalties		$ 433,000